NON-CONTROLLING INTERESTS - Effects of changes in Company's ownership interest in less than wholly owned subsidiaries on equity attributable to Canadian Solar Inc (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
NON-CONTROLLING INTERESTS
Net income attributable to Canadian Solar Inc. - basic	$ 274,187,000	$ 239,968,000	$ 95,248,000
Transfers from the non-controlling interests:
Increase in the Company's transfer of equity interest in subsidiary and subsidiary's offering of its equity interests	3,990,000
CSI Solar
NON-CONTROLLING INTERESTS
Net income attributable to Canadian Solar Inc. - basic	274,187	239,968	95,248
Transfers from the non-controlling interests:
Net transfers from non-controlling interests	283,024	11,729
Change from net income attributable to Canadian Solar Inc. and transfers from non-controlling interests	557,211	251,697	$ 95,248
CSI Solar | Additional Paid-in Capital
Transfers from the non-controlling interests:
Increase in the Company's transfer of equity interest in subsidiary and subsidiary's offering of its equity interests	244,629	11,185
CSI Solar | Accumulated Other Comprehensive Income (Loss)
Transfers from the non-controlling interests:
Increase in the Company's transfer of equity interest in subsidiary and subsidiary's offering of its equity interests	$ 38,395	$ 544